Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Heliogen, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1 (File No. 333-262319) (the “Registration Statement”), as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 3, 2022, and as previously amended by that certain Post-Effective Amendment No, 1, declared effective by the SEC on April 12, 2022, is being filed to include information contained in the registrant’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2021, which was filed with the SEC on May 23, 2022 and Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022 and to update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement on January 24, 2022.
Entity Central Index Key	0001840292
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE